Debt - Long-Term Debt Narrative (Details)				1 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 09, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 27, 2023 USD ($) shares	Oct. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Aug. 31, 2020 USD ($)	Aug. 31, 2018 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) loan	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) loan	Dec. 26, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Dec. 31, 2024	Mar. 04, 2024 USD ($)	Dec. 28, 2023 USD ($)	Oct. 28, 2022 USD ($)	Oct. 17, 2022 USD ($)	Sep. 30, 2022 USD ($)	May 11, 2021	Jan. 31, 2021 USD ($)	Nov. 30, 2020 USD ($)	Aug. 31, 2019 USD ($)
Schedule of Debt [Line Items]
Unamortized debt issuance costs		$ 151,000								$ 271,000		$ 271,000		$ 151,000
Interest expense										5,666,000	$ 5,312,000	10,321,000	$ 9,927,000	22,223,000		$ 8,291,000
Long-term debt		193,289,000								206,313,000		206,313,000		193,289,000
Outstanding debt obligations for which waiver letters were received		42,675,000								10,838,000		10,838,000		42,675,000		13,645,000
Derivative liability		2,508,000	$ 2,248,000							5,226,000		5,226,000		2,508,000		971,000			$ 3,746,000
Unrealized gain (loss) related to the change in fair value of derivative liability										0	(509,000)	$ 0	107,000	(14,589,000)	$ (14,589,000)	470,000
Derivative liability, write-off		0	(15,560,000)											0
Gain on extinguishment of debt														14,843,000		0
Long-term notes payable, non-current portion		166,818,000												166,818,000		222,320,000
Payroll Protection Program CARES Act
Schedule of Debt [Line Items]
Debt, term																									5 years
Principal amount																									$ 339,000
Interest rate																									1.00%
Percent of loan used for payroll-related expenses																	100.00%
Long-term notes payable, non-current portion																339,000
Loan forgiveness amount														$ 339,000
Notes Payable to Banks
Schedule of Debt [Line Items]
Late payment, penalty fee, percent														5.00%
Number of separate loan agreements | loan												40		40
Unamortized debt issuance costs		151,000								271,000		$ 271,000		$ 151,000		217,000
Amortization of debt issuance costs										52,000	15,000	67,000	41,000	98,000		79,000
Interest expense										3,047,000	2,041,000	5,754,000	3,615,000	9,251,000		4,023,000
Bridge Notes
Schedule of Debt [Line Items]
Unamortized debt issuance costs		$ 0								$ 0		$ 0		0		$ 1,500,000
Long-term debt															$ 95,503,000						$ 85,000,000
Principal amount																					$ 35,000,000	$ 50,000,000
Maximum borrowing capacity																						$ 85,000,000
Interest rate																10.00%						10.00%
Derivative liability			15,560,000																	$ 0		$ 1,441,000
Principal balance converted			85,000,000
Interest converted			10,503,000
Unrealized gain (loss) related to the change in fair value of derivative liability											$ 107,000		$ (509,000)
Debt issuance cost, write-off			$ 717,000
Amortization of debt discount														783,000		$ 202,000
Interest expense														$ 8,687,000		$ 1,816,000
Effective interest rate			13.30%													14.30%
Bridge Notes | Common Class A
Schedule of Debt [Line Items]
Debt converted, shares issued (in shares) | shares			9,550,274
Other Debt Payable | EID loan
Schedule of Debt [Line Items]
Debt, term								30 years
Proceeds from loans								$ 122,000
Interest rate								3.75%
Principal and interest deferral period								12 months																24 months
Minimum | Notes Payable to Banks
Schedule of Debt [Line Items]
Debt, term		2 years								2 years		2 years		2 years
Maximum | Notes Payable to Banks
Schedule of Debt [Line Items]
Debt, term										15 years		15 years						15 years
Secured Debt | Line of Credit
Schedule of Debt [Line Items]
Late payment, penalty fee, percent									5.00%
Maximum borrowing capacity		$ 15,250,000							$ 12,255,000					$ 15,250,000									$ 32,250,000			$ 27,250,000	$ 22,255,000
Floor rate									0.0225
Debt instrument, term									12 years
Long-term debt		13,148,000								$ 10,838,000		$ 10,838,000		13,148,000		$ 32,153,000
Available borrowing capacity		2,102,000								$ 4,412,000		$ 4,412,000		2,102,000		$ 97,000
Secured Debt | Line of Credit | Overnight LIBOR
Schedule of Debt [Line Items]
Basis spread on variable rate									2.25%
Secured Debt | Line of Credit | LIBOR
Schedule of Debt [Line Items]
Basis spread on variable rate									3.00%
Revolving Credit Facility | Line of Credit
Schedule of Debt [Line Items]
Maximum borrowing capacity	$ 60,000,000						$ 60,000,000
Long-term debt		$ 59,540,000												$ 59,540,000
Proceeds from loans				$ 3,000,000	$ 8,713,000	$ 3,300,000	$ 44,527,000
Revolving Credit Facility | Line of Credit | Prime Rate | Variable Rate Component One
Schedule of Debt [Line Items]
Basis spread on variable rate							1.25%
Revolving Credit Facility | Line of Credit | Prime Rate | Variable Rate Component Two
Schedule of Debt [Line Items]
Basis spread on variable rate							(1.88%)
Revolving Credit Facility | Line of Credit | SOFR
Schedule of Debt [Line Items]
Basis spread on variable rate		1.25%		1.25%	1.25%	1.25%	1.25%
Revolving Credit Facility | Line of Credit | SOFR | Variable Rate Component Three
Schedule of Debt [Line Items]
Basis spread on variable rate							1.25%
Revolving Credit Facility | Line of Credit | SOFR | Variable Rate Component Four
Schedule of Debt [Line Items]
Basis spread on variable rate	1.50%
Revolving Credit Facility | Line of Credit | Daily Simple SOFR Rate | Variable Rate Component Four
Schedule of Debt [Line Items]
Basis spread on variable rate							1.25%